AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 2006

REGISTRATION NOS. 033-75292/811-03240

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]

Post Effective Amendment No. 30 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 119 [X]

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

(EXACT NAME OF REGISTRANT)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

(NAME OF DEPOSITOR)

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(713) 831-3150

(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

AMERICAN HOME ASSURANCE COMPANY

(NAME OF GUARANTOR)

70 PINE STREET, NEW YORK, NEW YORK 10270

(ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(212) 770-7000

(GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

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MARY L. CAVANAUGH, ESQ.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(NAME AND ADDRESS OF AGENT FOR SERVICE)

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It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on [date] pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on [date] pursuant to paragraph (a) (1) of Rule 485

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TITLE OF SECURITIES BEING REGISTERED: (i) units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Portfolio Director, Portfolio Director 2, Portfolio Director Plus, and (ii) a guarantee related to insurance obligations under certain variable annuity contracts.

Note: Registrant is filing this Post-Effective Amendment to the Registration Statement for the purpose of adding a new optional feature to VALIC's Portfolio Director Fixed and Variable Deferred Annuity. The feature, a guaranteed minimum withdrawal benefit, guarantees periodic partial withdrawals that in total equal a guaranteed benefit, even if the accumulation value falls to zero as a result of adverse investment performance. The information included below is the disclosure that is to be added to the current registration statement. The remainder of Parts A and B is incorporated by reference into this filing, except as noted below.

PART A - PROSPECTUS

With the exception of any paragraph that discusses the financial statements of the Registrant, Depositor or Guarantor, the prospectus is incorporated by reference to Form N-4 Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 95 under The Investment Company Act of 1940, File Nos. 033-75292 and 811-03240, filed on April 29, 2005, Accession No. 0001193125-05-090318 and to Form N-4 Post-Effective Amendment No. 28 under the Securities Act of 1933 and Amendment No. 105 under The Investment Company Act of 1940, File Nos. 033-75292 and 811-03240, filed on October 21, 2005, Accession No. 0001193125-05-205525.

The following is added to the Glossary of Terms, page 3:

Anniversary Value - the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

Benefit - an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

Benefit Anniversary - a Benefit Anniversary is the first day of each Benefit Year.

Benefit Base - if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

Benefit Year - each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

Eligible Purchase Payments - if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

Endorsement Date - the date that we issue the Benefit endorsement to your Contract.

Ineligible Purchase Payments - if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

IncomeLOCK - an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

Maximum Anniversary Value ("MAV") Evaluation Period - the period beginning the date the Benefit Endorsement is issued and ends on the 10th anniversary of the Endorsement Date.

Maximum Annual Withdrawal Amount - the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

Minimum Withdrawal Period - the minimum period over which you may take withdrawals under this feature.

The following new sub-section is added to the Fee Tables, page 4:

OPTIONAL INCOMELOCK FEE

The annualized IncomeLOCK fee will be deducted quarterly from your Account Value starting on the first quarter following the Endorsement Date and ending upon the termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be payable. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. This fee is calculated as a percentage of the greatest of (a) Purchase Payments made in the first two years if you elect the Benefit at the time the Contract is issued; (b) the Benefit Base on the Endorsement Date if you elect the Benefit after the Contract is issued; or (c) the highest anniversary value in the first 10 years less Ineligible Purchase Payments as discussed below. Note that the values in (a), (b) and (c) are reduced by withdrawals during the applicable period.

Fee Period Annualized Fee Percentage

All years 0.80% (deducted quarterly)

The following section replaces (1) through (3) of the Example on page 6:

Note: The examples assume the maximum separate account charge of 1.25%, investment in a Variable Account Option with the highest total expenses (1.99%), and that you elect the optional IncomeLOCK feature at 0.80%.

(1) If you surrender your Contract at the end of the applicable time period:

1 Year 3 Years 5 Years 10 Years

$864 $1,703 $2,558 $4,272

(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):

1 Year 3 Years 5 Years 10 Years

$286 $877 $1,493 $3,158

(3) If you do not surrender your Contract:

1 Year 3 Years 5 Years 10 Years

$410 $1,240 $2,087 $4,272

The following section is added to the Highlights section beginning on page 10:

IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. Depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

The following is added after the Purchase Period section on page 23:

IncomeLOCK

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit. The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.
Time of First Withdrawal	Maximum Annual Withdrawal Percentage Prior To Any Extension	Initial Minimum Withdrawal Period Prior to Any Extension	Maximum Annual Withdrawal Percentage if Extension is Elected
Before 5th Benefit Year anniversary	5%	20 Years	5%
On or after 5th Benefit Year anniversary	7%	14.28 Years	7%
On or after 10th Benefit Year anniversary	10%	10 Years	7%
On or after 20th Benefit Year anniversary	10%	10 Years	10%
On or after the Contract owner's 65th birthday	5%	Life of the Contract owner*	5%

* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Endorsement Date anniversary, the 10th Endorsement Date anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

  The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or
  Full or partial annuitization of the Contract; or
  Full surrender of the Contract; or
  A death benefit is paid, or
  You elect to take a loan from the Contract; or
  Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if Withdrawals in excess of the maximum withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

  An ownership change which results in a change of the older owner;* or
  Withdrawals prior to the 65th birthday of the owner; or
  Death of the owner; or
  A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

The following is added to the Fees and Charges section on the bottom of page 26:

IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.80% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted quarterly from your Account Value, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a Contract quarter.

The following is added to the Surrender of Account Value section page 31:

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

  No Withdrawals in addition to the RMD are taken in that same year;
  Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;
  If the Effective Date of this Endorsement is on or before the Required Beginning Date (RBD) of your RMD, You take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and
  You do not make any RMD withdrawal that would result in You being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal. This will result in the cancellation of the Lifetime Withdrawal Period and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value prior to the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE: Withdrawals reduce the Benefit Base as follows:

  Prior to any other adjustments under this Section, any applicable adjustments during the MAV Evaluation Period shall be made to the Benefit Base;
  If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Benefit Base will be reduced by the amount of the withdrawal;
  All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;
  Excess withdrawals as described above reduce the Benefit Base as follows: If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the Benefit Base is reduced to the lesser of (a) or (b), where:

(a) is the Benefit Base immediately prior to the withdrawal minus the amount of the excess withdrawal, or;

(b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the remaining Account Value is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): For each Benefit Year after the first Benefit Year, the MAWA will be adjusted as follows:

  Prior to any other adjustments under this Section, if the Benefit Base is adjusted to a higher Anniversary Value, a new MAWA will be calculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.
  If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.
  If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

MINIMUM WITHDRAWAL PERIOD: On each Benefit Year anniversary, the Minimum Withdrawal Period ("MWP") is calculated as follows:

  Prior to any other adjustments under this Section 3, if the Benefit Base is adjusted to a higher Anniversary Value, a new MWP will be determined by dividing the new Benefit Base by the new MAWA.
  If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the Withdrawal divided by the current MAWA.
  If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of a Lifetime Withdrawal Period, such an Excess Withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a Death Benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

As noted above, if you are eligible to take lifetime withdrawals, a Benefit is still payable. If this occurs, when the Account Value equals zero, to receive any remaining Benefit, you will be required to select one of the following income options:

  An annuity in the amount of the current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you payable for the period ending either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older Contract owner ; or
  Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or
  Any payment option mutually agreeable between you and us.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your Spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Upon election to continue the Contract and IncomeLOCK, your Spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your Spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for Withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

Appendix to the Prospectus

IncomeLOCK Withdrawal Examples

The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1
  You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
  You make no additional Purchase Payments
  You make no withdrawals before the 1st Endorsement Date anniversary
  On your 1st Endorsement Date anniversary, your Account Value is $105,000

Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Endorsement Date anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2
  You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
  You make no additional Purchase Payments
  You make no withdrawals before the 5th Endorsement Date anniversary
  Your Benefit Anniversary Account Values and Benefit Base values are as follows:

Anniversary Account Value Benefit Base

1st $105,000 $105,000

2nd $115,000 $115,000

3rd $107,000 $115,000

4th $110,000 $115,000

5th $120,000 $120,000

On your 5th Benefit anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 - The impact of withdrawals that are less than or equal to the maximum annual withdrawal amount

  You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
  You make no additional Purchase Payments
  You make no withdrawals before the 5th Benefit anniversary
  Your Benefit Anniversary Account Values and Benefit Base values are as follows:

Anniversary Account Value Benefit Base

1st $105,000 $105,000

2nd $115,000 $115,000

3rd $107,000 $115,000

4th $110,000 $115,000

5th $120,000 $120,000

During your 6th Benefit Year, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 - The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  You elect IncomeLOCK and you invest a single Purchase Payment of $100,000
  You make no additional Purchase Payments
  You make no withdrawals before the 5th Benefit anniversary
  Your Benefit Anniversary Account Values and Benefit Base values are as follows:

Anniversary Account Value Benefit Base

1st $105,000 $105,000

2nd $115,000 $115,000

3rd $107,000 $115,000

4th $110,000 $115,000

5th $120,000 $120,000

Assume that during your 6th Benefit Year, after your 5th Endorsement Date anniversary, your Account Value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($106,312 divided by $109,600 = 97%), or $111,600 x 97%, which equals $108,252. Your Benefit Base is $108,252, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,252 divided by 13.28), which equals $8,151.51.

PART B - STATEMENT OF ADDITIONAL INFORMATION

With the exception of any paragraph that discusses the financial statements of the Registrant, Depositor or Guarantor, including the "Experts" paragraphs, the Statement of Additional Information is incorporated by reference to Form N-4 Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 95 under The Investment Company Act of 1940, File Nos. 033-75292 and 811-03240, filed on April 29, 2005, Accession No. 0001193125-05-090318 and to Form N-4 Post-Effective Amendment No. 28 under the Securities Act of 1933 and Amendment No. 105 under The Investment Company Act of 1940, File Nos. 033-75292 and 811-03240, filed on October 21, 2005, Accession No. 0001193125-05-205525.

Portfolio Director

Portfolio Director 2

Portfolio Director Plus

Fixed and Variable Deferred Annuity Contracts

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements to be filed by amendment.

(b) Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (10)

2. Not Applicable.

3(a). Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and American General Distributors, Inc. (2)

4(a). Specimen Individual Annuity Contract. (Form UIT-194). (1)

4(b)(i). Specimen Group Annuity Contract. (Form UITG-194). (1)

4(b)(ii). Specimen Individual Non-Qualified Annuity Contract. (Form UITN-194). (1)

4(b)(iii). Specimen Certificate of Participation under Group Annuity Contract (Form UITG-194P). (1)

4(b)(iv). Specimen Individual Retirement Account Annuity Contract. (Form UIT-IRA-194). (1)

4(b)(v). Specimen Simplified Employee Pension Contract (Form UIT-SEP-194). (1)

4(b)(vi). Specimen Endorsement to Group Annuity Contract or Certificate of Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance. (3)

4(b)(vii). Specimen SIMPLE Individual Retirement Annuity Contract (Form UIT-SIMPLE-897). (4)

4(b)(viii). Specimen Portfolio Director Endorsement to Individual Annuity Contract (Form IPD-798). (4)

4(b)(ix). Specimen Portfolio Director Individual Retirement Annuity (IRA) Endorsement to Individual Retirement Account Annuity Contract (Form IPDIRA-798). (4)

4(b)(x). Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified Annuity Contract (Form IPDN-798). (4)

4(b)(xi). Specimen Economic Growth and Tax Relief Reconciliation Act ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form EGTR-302). (10)

4(b)(xii). Specimen EGTRRA Individual Retirement Annuity Endorsement (Form EGTRIRA 802). (10)

4(b)(xiii). Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form ROTHEGTR-802). (10)

4(b)(xiv). Form of Guaranteed Minimum Withdrawal Benefit Endorsement. (Filed Herewith)

5(a)(i). Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(a)(ii). Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with Individual Retirement Annuities (IRA), Simplified Employee Pension Plans (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(b). Specimen Group Master Application. (10)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990 (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through July 18, 2001. (10)

7. Not Applicable.

8(a). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Templeton Variable Products Series Fund. (1)

(2) Form of Redacted Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and The Variable Annuity Life Insurance Company dated May 1, 2000. (2)

(3) Master Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Group of Funds. (8)

(4) Form of Redacted Administrative Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Services, Inc. (2)

8(b). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Dreyfus Variable Investment Fund. (1)

(2) Agreement between The Variable Annuity Life Insurance Company and The Dreyfus Corporation dated July 1, 1997. (5)

(3) Amendment No. 1 dated November 1, 1999 to Agreement between The Dreyfus Corporation and The Variable Annuity Life Insurance Company dated July 1, 1997. (2)

8(c). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp. (6)

(2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997. (3)

8(d). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc. (6)

(2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997. (3)

(3) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997. (2)

8(e). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc. (6)

(2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998. (7)

8(f). Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Investment Services, Inc., entered into October 1, 1998. (4)

8(g)(i). Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust, dated January 4, 1999. (8)

8(g)(ii). Form of Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust dated October 2, 2000. (9)

8(g)(iii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Evergreen Investment Services, Inc. dated October 2, 2000. (9)

8(h)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT Mutual Funds, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000 (Small Cap Growth Fund). (9)

8(h)(iii). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT MidCap Growth Fund, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(iv). Form of Administrative Services Agreement between The Variable Annuity Life

Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000 (Mid Cap Growth Fund). (9)

8(i)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000. (9)

8(i)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Ariel Distributors, Inc. (9)

8(j)(i). Form of Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (9)

8(j)(ii). Form of Participant Administrative Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (9)

8(j)(iii). Form of Distribution and Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Janus Distributors, Inc. (9)

8(k)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, INVESCO Stock Funds, Inc. and INVESCO Distributors, Inc. (9)

8(k)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and INVESCO Funds Group, Inc. (9)

8(l)(i). Form of Participation Agreement between The Variable Annuity Life Insurance

Company, Warburg Pincus Small Company Growth Funds (common shares), Credit

Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated October 2, 2000. (9)

8(l)(ii). Form of Administrative Services Agreement Letter between The Variable Annuity Life Insurance Company and Credit Suisse Asset Management, LLC dated October 2, 2000. (9)

8(m)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Lou Holland Fund and HCM Investments, Inc. dated November 1, 2000. (9)

8(m)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Holland Capital Management, L.P. dated November 1, 2000. (9)

8(n). Form of Agency Agreement between The Variable Annuity Life Insurance Company,

MAS Funds, MAS Fund Distribution, Inc. and Miller Anderson & Sherrerd, LLP

dated November 1, 2000. (9)

8(o). General Guarantee Agreement between The Variable Annuity Life Insurance Company and American Home Assurance Company. (13)

9(a). Opinion of Counsel and Consent of Depositor. (14)

9(b). Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company. (14)

10. Consent of Independent Registered Public Accounting Firm. (Not applicable to this 485APOS filing)

11. Not Applicable.

12. Not Applicable.

13. Calculation of standard and nonstandard performance information. (3)

14(a). Powers of Attorney - The Variable Annuity Life Insurance Company. (11) (12)

14(b). Powers of Attorney - American Home Assurance Company. (15)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)
  Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
  Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.
  Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.
  Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.
  Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, Accession No. 0000950129-98-001794.
  Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.
  Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.
  Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999, Accession No. 0000950129-99-001733.
  Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.
  Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
  Incorporated by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2004, Accession No. 0000950129-04-074821.
  Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 2005, Accession No. 0000950129-05-090318.
  Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on August 12, 2005, Accession No. 0000354912-05-000047.
  Incorporated by reference to Post-Effective Amendment No. 28 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 21, 2005, Accession No. 0001193125-05-205525.
  Incorporated by reference to Post-Effective Amendment No. 29 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 27, 2006, Accession No. 0001193125-06-040154.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES AND PRINCIPAL POSITIONS AND OFFICES

BUSINESS ADDRESS HELD WITH DEPOSITOR

Officer Title

Jay S. Wintrob* Director

Bruce R. Abrams Director, President and Chief Executive Officer

James R. Belardi Executive Vice President

Mary L. Cavanaugh Director, Executive Vice President, General Counsel & Secretary

Randall W. Epright** Executive Vice President & Chief Information Officer

Sharla A. Jackson*** Director, Executive Vice President - Operations

Michael J. Perry Executive Vice President - National Sales

Christopher J. Swift Director

Jay G. Wilkinson Executive Vice President - Group Management

Michael J. Akers Director, Senior Vice President & Chief Actuary

Michael T. Buchanan Senior Vice President - Business Development

Lillian Caliman Senior Vice President & Divisional Chief Information

Officer

Evelyn Curran Senior Vice President - Product Development

David H. den Boer Senior Vice President & Chief Compliance Officer

N. Scott Gillis** Director, Senior Vice President & Principal Financial Officer

Glenn Harris Senior Vice President - Group Management

Thomas G. Norwood Senior Vice President - Broker/Dealer Operations

Peter W. Seroka Senior Vice President - Marketing

Brenda Simmons Senior Vice President

Robert E. Steele*** Senior Vice President - Specialty Products

Richard L. Bailey Vice President - Group Actuarial

Kurt W. Bernlohr Vice President - Annuity Products

Mary C. Birmingham Vice President - Client Contribution Services

Gregory Stephen Broer Vice President - Actuarial

Marta L. Brown Vice President - Marketing Communications

Richard A. Combs Vice President - Actuarial

Bruce Corcoran Vice President

Neil J. Davidson Vice President - Actuarial

Terry B. Festervand Vice President & Treasurer

Darlene Flagg Vice President - Marketing Communications

Mark D. Foster Vice President - VFA Compensation

Daniel Fritz Vice President - Actuarial

Marc Gamsin* Vice President

Michael D. Gifford Vice President - GPS

Eric B. Holmes Vice President

Michael R. Hood Vice President

Stephen M. Hughes Vice President - Marketing

Joanne M. Jarvis Vice President - Sales Planning & Reporting

Joan M. Keller Vice President - Client Service Processing

William R. Keller, Jr. Vice President - IncomEdge

Ted G. Kennedy Vice President - Government Relations

Calvin King Vice President - North Houston CCC

Gary J. Kleinman**** Vice President

Suzanne A. Krenz Vice President - Marketing

Kathleen M. McCutcheon Director and Vice President - Human Resources

Pirie McIndoe Vice President

Joseph P. McKernan Vice President - Information Technology

Kevin S. Nazworth Vice President

Greg Outcalt* Vice President

Rembert R. Owen, Jr. Vice President & Assistant Secretary

Linda C. Robinson Vice President - Group Plan Administration

Richard W. Scott**** Vice President & Chief Investment Officer

Cynthia S. Seeman Vice President - Account Management

James P. Steele*** Vice President - Specialty Products

Daniel R. Swick Vice President

Richard Turner Vice President - Retirement Services Tax

Sarah Van Beck Vice President - Financial Reporting

Krien Verberkmoes Vice President - Sales Compliance

Darla G. Wilton Vice President - National Sales

William Fish Investment Officer

Roger E. Hahn Investment Officer

Gordon S. Massie Investment Officer

Richard Mercante Investment Officer

Craig R. Mitchell Investment Officer

Alan Nussenblatt Investment Officer

Sam Tillinghast Investment Officer

W. Larry Mask Real Estate Investment Officer & Assistant Secretary

Daniel R. Cricks Tax Officer

Kortney S. Farmer Assistant Secretary

Tracey E. Harris Assistant Secretary

Russell J. Lessard Assistant Secretary

Connie E. Pritchett*** Assistant Secretary

Frederick J. Sdao Assistant Secretary

Katherine Stoner Assistant Secretary

John Fleming Assistant Treasurer

Kathleen Janos Assistant Treasurer

Louis McNeal Assistant Treasurer

Debbie G. Fewell Administrative Officer

Tom Goodwin Administrative Officer

Ted D. Hennis Administrative Officer

Paul Hoepfl Administrative Officer

Richard D. Jackson Administrative Officer

Joella McPherson Administrative Officer

Michael M. Mead Administrative Officer

Steven Mueller Administrative Officer

Linda Pinney Administrative Officer

Carolyn Roller Administrative Officer

Diana Smirl Administrative Officer

Kathryn T. Smith Administrative Officer

Grant H. Sperry Administrative Officer

* 1 SunAmerica Center, Los Angeles, California 90067-6022

** 21650 Oxnard Ave., Woodland Hills, California 91367

*** 205 E. 10th Avenue, Amarillo, Texas 79101

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of this Item 26. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, Accession No. 0000950123-05-006884, filed May 31, 2005.

SUBSIDIARIES OF AIG
	Jurisdiction of Incorporation or Organization	Percentage of Voting Securities Owned by its Immediate Parent (2)
American International Group, Inc.(1)	Delaware	(3)
AIG Aviation, Inc.	Georgia	100
AIG Bulgaria Insurance and Reinsurance Company EAD	Bulgaria	100
AIG Capital Corporation	Delaware	100
AIG Consumer Finance Group, Inc.	Delaware	100
AIG Bank Polska S.A.	Poland	97.23
AIG Credit S.A.	Poland	80
Compania Financiera Argentina S.A.	Argentina	92.7
AIG Finance Holdings, Inc.	New York	100
AIG Finance (Hong Kong) Limited	Hong Kong	100
AIG Global Asset Management Holdings Corp.	Delaware	100
AIG Asset Management Services, Inc.	Delaware	100
Brazos Capital Management, L.P.	Delaware	92
AIG Capital Partners, Inc.	Delaware	100
AIG Equity Sales Corp.	New York	100
AIG Global Investment Corp	New Jersey	100
International Lease Finance Corporation	California	64.85 (4)
AIG Global Real Estate Investment Corp.	Delaware	100
AIG Credit Corp.	Delaware	100
A.I. Credit Corp.	New Hampshire	100
Imperial Premium Finance, Inc.	California	100
Imperial Premium Finance, Inc.	Delaware	100
AIG Egypt Insurance Company, S.A.E	Egypt	89.98
AIG Federal Savings Bank	Delaware	100
AIG Financial Advisor Services, Inc.	Delaware	100
AIG Financial Advisor Services (Europe), S.A.	Luxembourg	100
AIG Financial Products Corp.	Delaware	100
AIG Matched Funding Corp.	Delaware	100
Banque AIG	France	90 (5)
AIG Funding, Inc.	Delaware	100
AIG Global Trade & Political Risk Insurance Company	New Jersey	100
A.I.G. Golden Insurance Ltd.	Israel	50.01
AIG Life Insurance Company	Delaware	79 (6)
AIG Life Insurance Company of Canada	Canada	100
AIG Life Insurance Company of Puerto Rico	Puerto Rico	100
AIG Liquidity Corp.	Delaware	100
AIG Marketing, Inc.	Delaware	100
AIG Memsa, Inc	Delaware	100 (7)
Tata AIG General Insurance Company Limited	India	26
AIG Private Bank, Ltd.	Switzerland	100
AIG Retirement Services, Inc.	Delaware	100 (8)
SunAmerica Life Insurance Company	Arizona	100
SunAmerica Investments, Inc.	Georgia	70 (9)
AIG Advisor Group, Inc	Maryland	100
Advantage Capital Corporation	New York	100
FSC Securities Corporation	Delaware	100
Royal Alliance Associates, Inc.	Delaware	100
Sentra Securities Corporation	California	100
Spelman & Co., Inc	California	100
SunAmerica Securities, Inc.	Delaware	100
AIG SunAmerica Life Assurance Company	Arizona	100 (10)
AIG SunAmerica Asset Management Corp.	Delaware	100
AIG SunAmerica Capital Services, Inc.	Delaware	100
First SunAmerica Life Insurance Company	New York	100
AIG Risk Management, Inc.	New York	100
AIG Technologies, Inc.	New Hampshire	100
AIGTI, Inc.	Delaware	100
AIG Trading Group Inc.	Delaware	100
AIG International, Inc.	Delaware	100
AIG Insurance Company	New York	52 (11)
AIU North America, Inc.	New York	100
American General Corporation	Texas	100
American General Bancassurance Services, Inc	Illinois	100
AGC Life Insurance Company	Missouri	100
AIG Assurance Canada	Canada	100 (7)
AIG Life of Bermuda, Ltd.	Bermuda	100
American General Life and Accident Insurance Company	Tennessee	100
American General Life Insurance Company	Texas	100
American General Annuity Service Corporation	Texas	100
AIG Enterprise Services, LLC	Delaware	100
American General Equity Services Corporation	Delaware	100
American General Life Companies, LLC	Delaware	100
The Variable Insurance Life Insurance Company	Texas	100
VALIC Retirement Services Company	Texas	100
VALIC Trust Company	Texas	100
American General Property Insurance Company	Tennessee	51.85 (12)
American General Property Insurance Company of Florida	Florida	100
AIG Annuity Insurance Company	Texas	100
The United States Life Insurance Company in the City of New York	New York	100
American General Finance, Inc.	Indiana	100
American General Auto Finance, Inc.	Delaware	100
American General Finance Corporation	Indiana	100
MorEquity, Inc.	Nevada	100
Wilmington Finance, Inc.	Delaware	100
Merit Life Insurance Co.	Indiana	100
Yosemite Insurance Company	Indiana	100
CommoLoCo, Inc.	Puerto Rico	100
American General Financial Services of Alabama, Inc.	Alabama	100
American General Investment Management Corporation	Delaware	100
American General Reality Investment Corporation	Texas	100
American General Assurance Company	Illinois	100
American General Indemnity Company	Illinois	100
USLIFE Credit Life Insurance Company of Arizona	Arizona	100
Knickerbocker Corporation	Texas	100
American Home Assurance Company	New York	100
AIG Domestic Claims, Inc.	Delaware	50 (13)
AIG Hawaii Insurance Company, Inc.	Hawaii	100
American Pacific Insurance Company, Inc.	Hawaii	100
American International Insurance Company	New York	100
American International Insurance Company of California, Inc.	California	100
American International Insurance Company of New Jersey	New Jersey	100
Minnesota Insurance Company	Minnesota	100
American International Realty Corp.	Delaware	31.5 (14)
Pine Street Real Estate Holdings Corp.	New Hampshire	31.47 (14)
Transatlantic Holdings, Inc.	Delaware	33.45 (15)
Transatlantic Reinsurance Company	New York	100
Putnam Reinsurance Company	New York	100
Trans Re Zurich	Switzerland	100
American International Insurance Company of Delaware	Delaware	100
American International Life Assurance Company of New York	New York	77.52 (16)
American International Reinsurance Company, Ltd.	Bermuda	100
AIG Edison Life Insurance Company	Japan	90 (17)
American International Assurance Company, Limited	Hong Kong	100
American International Assurance Company (Australia) Limited	Australia	100
American International Assurance Company (Bermuda) Limited	Bermuda	100
American International Assurance Co. (Vietnam) Limited	Vietnam	100
Tata AIG Life Insurance Company Limited	India	26
Nan Shan Life Insurance Company, Ltd.	Taiwan	95
American International Underwriters Corporation	New York	100
American International Underwriters Overseas, Ltd.	Bermuda	100
AIG Europe (Ireland) Limited	Ireland	100
AIG Europe (U.K.) Limited	England	100
AIG Brasil Companhia de Seguros	Brazil	50
Universal Insurance Co., Ltd.	Thailand	100
La Seguridad de Centroameica, Compania de Seguros S.A.	Guatemala	100
La Meridional Compania Argetina de Seguros	Argentina	100
American International Insurance Company of Puerto Rico	Puerto Rico	100
A.I.G. Colombia Seguros Generales S.A.	Colombia	100
American International Underwriters GmBH	Germany	100
Underwriters Adjustment Company, Inc.	Panama	100
American Life Insurance Company	Delaware	100
AIG Life (Bulgaria) Z.D. A.D.	Bulgaria	100
ALICO, S.A.	France	100
First American Polish Life Insurance and Reinsurance Company, S.A.	Poland	100
Inversiones Interamericana S.A. (Chile)	Chile	100
Pharaonic American Life Insurance Company	Egypt	71.63
Unibanco AIG Seguros S.A.	Brazil	47.81 (18)
AIG Life Insurance Company (Switzerland) Ltd.	Switzerland	100
American Security Life Insurance Company, Ltd.	Lichtenstein	100
Birmingham Fire Insurance Company of Pennsylvania	Pennsylvania	100
China America Insurance Company, Ltd.	Delaware	50
Commerce and Industry Insurance Company	New York	100
Commerce and Industry Insurance Company of Canada	Ontario	100
Delaware American Life Insurance Company	Delaware	100
Hawaii Insurance Consultants, Ltd.	Hawaii	100
HSB Group, Inc.	Delaware	100
The Hartford Steam Boiler Inspection and Insurance Company	Connecticut	100
The Hartford Steam Boiler Inspection and Insurance Company of Conn.	Connecticut	100
HSB Engineering Insurance Limited	England	100
The Boiler Inspection and Insurance Company of Canada	Canada	100
The Insurance Company of the State of Pennsylvania	Pennsylvania	100
Landmark Insurance Company	California	100
Mt. Mansfield Company, Inc.	Vermont	100
National Union Fire Insurance Company of Pittsburgh, Pa	Pennsylvania	100
American International Specialty Lines Insurance Company	Alaska	70 (19)
Lexington Insurance Company	Delaware	70 (19)
AIG Centennial Insurance Company	Pennsylvania	100
AIG Premier Insurance Company	Pennsylvania	100
AIG Indemnity Insurance Company	Pennsylvania	100
AIG Preferred Insurance Company	Pennsylvania	100
AIG Auto Insurance Company of New Jersey	New Jersey	100
JI Accident & Fire Insurance Co. Ltd.	Japan	50
National Union Fire Insurance Company of Louisiana	Louisiana	100
National Union Fire Insurance Company of Vermont	Vermont	100
21st Century Insurance Group	California	33.03 (20)
21st Century Insurance Company	California	100
21st Century Casualty Company	California	100
21st Century Insurance Company of the Southwest	Texas	100
Starr Excess Liability Insurance Company, Ltd.	Delaware	100
Starr Excess Liability Insurance International Ltd.	Ireland	100
NHIG Holding Corp.	Delaware	100
Audubon Insurance Company	Louisiana	100
Audubon Indemnity Company	Mississippi	100
Agency Management Corporation	Louisiana	100
The Gulf Agency, Inc.	Alabama	100
New Hampshire Insurance Company	Pennsylvania	100
AIG Europe, S.A.	France	(21)
AI Network Corporation	Delaware	100
American International Pacific Insurance Company	Colorado	100
American International South Insurance Company	Pennsylvania	100
Granite State Insurance Company	Pennsylvania	100
New Hampshire Indemnity Company, Inc.	Pennsylvania	100
AIG National Insurance Company, Inc.	New York	100
Illinois National Insurance Co.	Illinois	100
New Hampshire Insurance Services, Inc.	New Hampshire	100
AIG Star Life insurance Co., Ltd.	Japan	100
The Philippine American Life and General Insurance Company	Philippines	99.78
Pacific Union Assurance Company	California	100
Philam Equitable Life Assurance Company, Inc.	Philippines	95.31
Philam Insurance Company, Inc.	Philippines	100
Risk Specialist Companies, Inc.	Delaware	100
United Guaranty Corporation	North Carolina	36.31 (22)
United Guaranty Insurance Company	North Carolina	100
United Guaranty Mortgage Insurance Company	North Carolina	100
United Guaranty Mortgage Insurance Company of North Carolina	North Carolina	100
United Guaranty Partners Insurance Company	Vermont	80
United Guaranty Residential Insurance Company of North Carolina	North Carolina	100
United Guaranty Residential Insurance Company	North Carolina	75.03 (23)
United Guaranty Commercial Insurance Company of North Carolina	North Carolina	100
United Guaranty Mortgage Indemnity Company	North Carolina	100
United Guaranty Credit Insurance Company	North Carolina	100
United Guaranty Services, Inc.	North Carolina	100

(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on May 31, 2005. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

(2) Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5) Also owned 10 percent by AIG Matched Funding Corp.
(6) Also owned 21 percent by Commerce and Industry Insurance Company.
(7) Indirect wholly-owned subsidiary.
(8) Formerly known as AIG SunAmerica Inc.
(9) Also owned 30 percent by AIG Retirement Services, Inc.
(10) Formerly known as Anchor National Life Insurance Company.

(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.

(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13) Also owned 50 percent by The Insurance Company of the State of Pennsylvania.
(14) Also owned by 11 other AIG subsidiaries.
(15) Also owned 25.95 percent by AIG.
(16) Also owned 22.48 percent by American Home Assurance Company.
(17) Also owned ten percent by a subsidiary of American Life Insurance Company.
(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(21) 100 percent to be held with other AIG companies.

(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.

(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of The Variable Annuity Life Insurance Company (Depositor).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2006:

QUALIFIED NON-QUALIFIED

CONTRACTS CONTRACTS

GROUP INDIVIDUAL GROUP INDIVIDUAL

Portfolio Director: 98,645 122,717 9,660 0

Portfolio Director 2: 420,501 287,705 48,496 1

Portfolio Director Plus: 300,187 125,023 67,787 0

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or (ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:
Name and Principal Business Address	Position and Offices With Underwriter American General Distributors, Inc.
Evelyn Curran	Director, Chief Executive Officer and President
Mary L. Cavanaugh	Director and Assistant Secretary
David H. den Boer	Director, Senior Vice President and Secretary
Thomas G. Norwood	Executive Vice President
Krien VerBerkmoes	Chief Compliance Officer
John Reiner	Chief Financial Officer and Treasurer
Daniel R. Cricks	Tax Officer
Kurt W. Bernlohr	Assistant Secretary
Tracey E. Harris	Assistant Secretary
Russell J. Lessard	Assistant Secretary
Kortney S. Farmer	Assistant Secretary

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

The Variable Annuity Life Insurance Company

Attn: Operations Administration

2929 Allen Parkway

Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

(4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his Account Value.

The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

(a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

(c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

(d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

(a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

(b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

(c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

(d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her Account Values.

The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of American Home in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information, which shall contain current financial statements of American Home, free of charge upon a contract owner's request.

SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 1st day of March, 2006.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

(Registrant)

BY: THE VARIABLE ANNUITY LIFE INSURANCE

COMPANY

(On behalf of the Registrant and itself)

BY: /s/ MARY L. CAVANAUGH

Mary L. Cavanaugh

Executive Vice President, General

Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature Title Date

* Director March 1, 2006

Jay S. Wintrob

* Director and Chief March 1, 2006

Bruce R. Abrams Executive Officer

* Director March 1, 2006

Michael J. Akers

/s/ MARY L. CAVANAUGH Director March 1, 2006

Mary L. Cavanaugh

* Director and Principal March 1, 2006

N. Scott Gillis Financial Officer

Director March 1, 2006

Sharla A. Jackson

* Director March 1, 2006

Kathleen M. McCutcheon

Director March 1, 2006

Christopher J. Swift

/s/ SARAH VAN BECK Vice President March 1, 2006

Sarah Van Beck (Principal Accounting Officer)

*/s/ MARY L. CAVANAUGH Attorney-In-Fact March 1, 2006

Mary L. Cavanaugh

SIGNATURES

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 1st day of March, 2006.

AMERICAN HOME ASSURANCE COMPANY

BY: /s/ ROBERT S. SCHIMEK

ROBERT S. SCHIMEK

SENIOR VICE PRESIDENT AND TREASURER

The amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Title Date

* Director and Chairman March 1, 2006

KRISTIAN P. MOOR

Director and President

JOHN Q. DOYLE

/s/ ROBERT S. SCHIMEK Director, Senior Vice March 1, 2006

ROBERT S. SCHIMEK President, Treasurer

and Comptroller

* Director March 1, 2006

M. BERNARD AIDINOFF

* Director March 1, 2006

STEVEN J. BENSINGER

* Director March 1, 2006

JEFFREY L. HAYMAN

* Director March 1, 2006

DAVID L. HERZOG

* Director March 1, 2006

ROBERT E. LEWIS

* Director March 1, 2006

WIN J. NEUGER

* Director March 1, 2006

ERNEST T. PATRIKIS

* Director March 1, 2006

ROBERT M. SANDLER

* Director March 1, 2006

NICHOLAS TYLER

* Director March 1, 2006

NICHOLAS C. WALSH

*/s/ ROBERT S. SCHIMEK Attorney-In-Fact March 1, 2006

ROBERT S. SCHIMEK

Index of Exhibits

Exhibit No.

4(b)(xiv). Form of Guaranteed Minimum Withdrawal Benefit Endorsement